CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of cash flows
Cash flows used in operating activities	$ 22,700	$ 1,644	$ 43,122
Cash flows (used in) provided by investing activities	(2,784)	(24,734)	(103,606)
Cash flows provided by financing activities	(20,362)	(2,041)	62,444
Net increase (decrease) in cash and cash equivalents	(446)	(25,131)	1,960
Cash and cash equivalents at the beginning of the year	8,402	33,457	31,618
Cash and cash equivalents at the end of the year	7,967	8,402	33,457
Company
Statements of cash flows
Cash flows used in operating activities	(3,651)	(8,740)	(10,157)
Cash flows (used in) provided by investing activities	931	(6,500)	(86,071)
Cash flows provided by financing activities		10,036	85,988
Net increase (decrease) in cash and cash equivalents	(2,720)	(5,204)	(10,240)
Cash and cash equivalents at the beginning of the year	2,884	8,088	18,328
Cash and cash equivalents at the end of the year	$ 164	$ 2,884	$ 8,088